Income taxes (Details Narrative) - Exascale Labs Inc. [Member] - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Operating Loss Carryforwards [Line Items]
Federal income tax rate			21.00%	21.00%
State income tax rate	8.70%		8.70%	8.70%
Effective income tax rate	0.00%	0.00%	(0.00%)	(0.00%)
Unrecognized tax benefits			$ 0	$ 0
Federal income tax rate	21.00%		21.00%	21.00%
Domestic Tax Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			$ 5,600,000	$ 2,500,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			$ 5,600,000	$ 2,500,000
Evana Alpha Pte. Ltd. [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate	17.00%